BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Contractual transmission assets	R$ 10,364,908	R$ 7,812,756	R$ 7,438,513
Other Current Assets		33,674,490	39,528,563
TOTAL CURRENT ASSETS	45,191,737	41,487,246	46,967,076
Non-current
Deferred income tax and social contribution	2,068,894	647,903	878,160
Contractual transmission assets	41,023,616	41,696,467	42,843,308
Financial assets - Concessions and Itaipu	3,199,751	3,983,519	4,636,195
Other non-current assets		27,823,179	25,438,706
Total long term assets excluding investments, fixed assets and intangible assets	71,371,328	74,151,068	73,796,369
Investments
Accounted for-by the equity method	26,996,243	26,956,264	26,479,458
Other Assets		36,027,905	34,467,192
TOTAL ASSETS	178,966,449	178,622,483	181,710,095
CURRENT
Financial liabilities - Concessions and Itaipu		703,114	799,401
Other Current Liabilities		25,638,057	36,523,971
TOTAL CURRENT LIABILITIES	26,400,066	26,341,171	37,323,372
NON-CURRENT
Post-employment benefits	6,824,632	4,826,088	2,979,367
Deferred income and social contributions taxes	(1,636,161)	4,193,607	8,260,501
Other non-current liabilities		72,102,352	77,466,954
TOTAL NON-CURRENT LIABILITIES	78,815,089	81,122,047	88,706,822
Equity
Accumulated profits		201,752	(296,156)	R$ 1,024,762
Other accumulated comprehensive loss	(8,354,188)	(6,311,330)	(5,588,668)
Other equity items		76,811,622	61,060,330	42,339,377
Interest of controlling shareholders	73,478,307	70,702,044	55,175,506	43,364,139
Interest of non-controlling shareholders	272,987	457,221	504,395	414,731
TOTAL EQUITY	73,751,294	71,159,265	55,679,901	43,778,870
TOTAL OF LIABILITIES AND EQUITY	R$ 178,966,449	178,622,483	181,710,095
Previously reported
CURRENT
Contractual transmission assets		1,116,009	1,302,959
Financial assets - Concessions and Itaipu		5,927,964	6,013,891
Other Current Assets		33,674,490	39,528,563
TOTAL CURRENT ASSETS		40,718,463	46,845,413
Non-current
Deferred income tax and social contribution		463,451	553,409
Contractual transmission assets		13,744,276	13,268,837
Financial assets - Concessions and Itaipu		31,633,512	34,100,453
Other non-current assets		27,823,179	25,438,706
Total long term assets excluding investments, fixed assets and intangible assets		73,664,418	73,361,405
Investments
Accounted for-by the equity method		27,055,929	26,536,198
Other Assets		36,027,905	34,467,192
TOTAL ASSETS		177,466,715	181,210,208
CURRENT
Other Current Liabilities		25,638,057	36,523,971
TOTAL CURRENT LIABILITIES		25,638,057	36,523,971
NON-CURRENT
Post-employment benefits		4,353,406	2,894,949
Deferred income and social contributions taxes		3,978,754	8,315,386
Other non-current liabilities		72,102,352	77,466,954
TOTAL NON-CURRENT LIABILITIES		80,434,512	88,677,289
Equity
Accumulated profits				2,525,081
Other accumulated comprehensive loss		(5,904,821)	(5,517,424)
Other equity items		76,811,622	61,060,330	42,339,377
Interest of controlling shareholders		70,906,801	55,542,906	44,864,458
Interest of non-controlling shareholders		487,345	466,042	415,743
TOTAL EQUITY		71,394,146	56,008,948	45,280,201
TOTAL OF LIABILITIES AND EQUITY		177,466,715	181,210,208
Adjustments
CURRENT
Contractual transmission assets		1,471,897	(677,738)
TOTAL CURRENT ASSETS		1,471,897	(677,738)
Non-current
Deferred income tax and social contribution		184,452	324,751
Contractual transmission assets		302,198	110,213
Total long term assets excluding investments, fixed assets and intangible assets		486,650	434,964
Investments
Accounted for-by the equity method		(99,665)	(56,740)
TOTAL ASSETS		1,858,882	(299,514)
NON-CURRENT
Post-employment benefits		472,682	84,418
Deferred income and social contributions taxes		214,853	(54,885)
TOTAL NON-CURRENT LIABILITIES		687,535	29,533
Equity
Accumulated profits		201,752	(296,156)	(1,500,319)
Other accumulated comprehensive loss		(406,509)	(71,244)
Interest of controlling shareholders		(204,757)	(367,400)	(1,500,319)
Interest of non-controlling shareholders		(30,124)	38,353	(1,012)
TOTAL EQUITY		(234,881)	(329,047)	R$ (1,501,331)
TOTAL OF LIABILITIES AND EQUITY		452,654	(299,514)
Reclassification
CURRENT
Contractual transmission assets		5,224,850	6,813,292
Financial assets - Concessions and Itaipu		(5,927,964)	(6,013,891)
TOTAL CURRENT ASSETS		(703,114)	799,401
Non-current
Contractual transmission assets		27,649,993	29,464,258
Financial assets - Concessions and Itaipu		(27,649,993)	(29,464,258)
Investments
TOTAL ASSETS		(703,114)	799,401
CURRENT
Financial liabilities - Concessions and Itaipu		703,114	799,401
TOTAL CURRENT LIABILITIES		703,114	799,401
Equity
TOTAL OF LIABILITIES AND EQUITY		R$ 703,114	R$ 799,401